Intangible assets other than goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]
The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2021
Historic cost	102,648,435	51,359,792	3,199,349	759,908	157,967,484
Accumulated amortization	-	(29,085,607)	-	(624,436)	(29,710,043)
Book Value	102,648,435	22,274,185	3,199,349	135,472	128,257,441

As of December 31, 2021
Additions	-	5,124,679	-	-	5,124,679
Divestitures (cost)	-	(3,507,642)	-	-	(3,507,642)
Divestitures (amortization)	-	3,272,460	-	-	3,272,460
Amortization of year	-	(3,313,510)	-	(198,686)	(3,512,196)
Conversion effect (cost)	2,093,513	182,662	-	31,008	2,307,183
Conversion effect (amotization)	-	(193,898)	-	(34,622)	(228,520)
Others increase (decreased) (1)	16,901,227	1,239,653	-	2,089,408	20,230,288
Changes	18,994,740	2,804,404	-	1,887,108	23,686,252
Book Value	121,643,175	25,078,589	3,199,349	2,022,580	151,943,693

As of December 31, 2021
Historic cost	121,643,175	54,399,144	3,199,349	2,880,324	182,121,992
Accumulated amortization	-	(29,320,555)	-	(857,744)	(30,178,299)
Book Value	121,643,175	25,078,589	3,199,349	2,022,580	151,943,693

As of December 31, 2022
Additions (2)	12,950,000	2,416,575	-	613,295	15,979,870
Amortization of year	-	(4,454,798)	-	(153,637)	(4,608,435)
Conversion effect (cost)	(20,964,262)	(1,064,314)	-	(6,019)	(22,034,595)
Conversion effect (amotization)	-	379,453	-	104,772	484,225
Others increase (decreased) (1)	28,918,297	1,624,386	-	82,231	30,624,914
Changes	20,904,035	(1,098,698)	-	640,642	20,445,979
Book Value	142,547,210	23,979,891	3,199,349	2,663,222	172,389,672

As of December 31, 2022
Historic cost	142,547,210	57,375,791	3,199,349	3,569,831	206,692,181
Accumulated amortization	-	(33,395,900)	-	(906,609)	(34,302,509)
Book Value	142,547,210	23,979,891	3,199,349	2,663,222	172,389,672
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 – General information, letter C), number (13) .

Disclosure Of Detailed Information About Brand Names [Text Block]
The cash generating units associated to the
trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2022	As of December 31, 2021
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	33,003,901	32,910,686
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	Cervecería Kunstmann S.A. (1)	15,064,351	2,113,683
	Sub-Total	50,598,034	37,554,151
International Business	CCU Argentina S.A. and subsidiaries	59,088,046	51,457,083
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,641,563	2,337,366
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,563,156	3,747,752
	Bebidas Bolivianas BBO S.A.	6,709,069	6,621,507
	Sub-Total	72,001,834	64,163,708
Wines	Viña San Pedro Tarapacá S.A.	19,947,342	19,925,316
	Sub-Total	19,947,342	19,925,316
Total		142,547,210	121,643,175
(1)	See Note 1 – General information, letter C), number (13) .